Equity	12 Months Ended
Dec. 31, 2025
Disclosure Of Equity [Abstract]
Equity
30.	EQUITY

(1)	Details of equity as of December 31, 2024 and 2025 are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Capital
Common stock capital	3,802,676	3,802,676
Hybrid securities	3,810,435	3,710,498
Capital surplus
Paid in capital in excess of par	854,499	854,499
Others	79,601	78,937

Sub-total	934,100	933,436

Capital adjustments
Treasury stocks	(35,517)	(35,517)
Other adjustments (*1)	(1,699,038)	(1,646,069)

Sub-total	(1,734,555)	(1,681,586)

Accumulated other comprehensive income
Net gain on credit risk fluctuation of financial liabilities designated to be measured at FVTPL	1,348	1,274
Financial assets at FVTOCI	60,438	(1,106,650)
Changes in capital due to equity method	(1,886)	(4,222)
Net financial gain(loss) on insurance contract assets(liabilities)	—	1,534,528
Net financial gain(loss) on reinsurance contract assets(liabilities)	—	(10,462)
Gain on foreign currency translation of foreign operations	523,780	416,768
Loss on hedges of net investment in foreign operations	(149,577)	(127,258)
Remeasurements of defined benefit plan	(86,218)	(96,991)
Loss on valuation of cash flow hedge	(14,215)	(144,728)

Sub-total	333,670	462,259

Retained earnings (*2) (*3)	26,950,510	28,790,056
Non-controlling interest (*4) (*5)	1,798,433	1,841,909

Total	35,895,269	37,859,248

(*1)
Included 178,060 million Won in capital transaction gains and losses recognized by Woori Bank and (formerly) Woori Financial Group in 2014 and 2,238,228 million Won due to the spin-off of Gyeongnam Bank and Gwangju Bank.

(*2)
The regulatory reserve for credit losses in retained earnings amounted to 2,392,542 million Won and
2,678,017
 million Won as of December 31, 2024 and 2025, respectively in accordance with the relevant article.

(*3)
The earned surplus reserve in retained earnings amounted to 442,650 million Won and
554,990
million Won as of December 31, 2024 and 2025

in accordance with the Article 53 of the Financial Holding Company Act.

(*4)
The hybrid securities issued by Woori Bank amounting to 1,645,947 million Won and 1,406,513 million Won as of December 31, 2024 and 2025, respectively, are recognized as non-controlling interests. 76,249 million Won and 89,134 million Won of dividends for the hybrid securities issued by Woori Bank are allocated to net profit and loss of the non-controlling interests for the years ended December 31, 2024 and 2025, respectively.

(*5)
10,995
million Won of dividends for the hybrid securities issued by Tongyang Life Insurance Co., Ltd. are allocated to net profit and loss of the non-controlling interests for the year ended December 31, 2025.

(2)	The number of authorized shares and others of the Group are as follows:

	December 31, 2024	December 31, 2025
Shares of common stock authorized	4,000,000,000 Shares	4,000,000,000 Shares
Par value	5,000 Won	5,000 Won
Shares of common stock issued	742,591,501 Shares	734,076,320 Shares
Capital stock (*)	3,802,676 million Won	3,802,676 million Won

(*)	Due to profit cancellation, the capital stock differs from the total par value of the shares issued.

(3)	Hybrid securities
The bond-type hybrid securities classified as shareholders’ equity are as follows (Unit: Korean Won in millions):

	Issue date	Maturity	Interest rate (%)	December 31, 2024	December 31, 2025
Securities in local currency	2020-02-06	—	3.34	400,000	—
Securities in local currency	2020-06-12	—	3.23	300,000	—
Securities in local currency	2020-10-23	—	3.00	200,000	—
Securities in local currency	2021-04-08	—	3.15	200,000	200,000
Securities in local currency	2021-10-14	—	3.60	200,000	200,000
Securities in local currency	2022-02-17	—	4.10	300,000	300,000
Securities in local currency	2022-07-28	—	4.99	300,000	300,000
Securities in local currency	2022-10-25	—	5.97	220,000	220,000
Securities in local currency	2023-02-10	—	4.65	300,000	300,000
Securities in local currency	2023-09-07	—	5.04	200,000	200,000
Securities in local currency	2024-02-07	—	4.49	400,000	400,000
Securities in local currency	2024-06-19	—	4.27	400,000	400,000
Securities in local currency	2024-10-10	—	4.00	400,000	400,000
Securities in local currency	2025-05-13	—	3.45	—	400,000
Securities in local currency	2025-10-22	—	3.34	—	400,000
Issuance cost				(9,565)	(9,502)

Total				3,810,435	3,710,498

The hybrid securities mentioned above do not have maturity date but are redeemable after 5 years from date of issuance.

(4)	Accumulated other comprehensive income
Changes in the accumulated other comprehensive income are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2023
	Beginning balance	Increase (decrease) (*)	Reclassification adjustments	Income tax effect	Ending balance
Net gain (loss) on valuation of financial assets at FVTOCI	(645,731)	783,583	200,309	(258,467)	79,694
Changes in capital due to equity method	475	(1,434)	—	4,430	3,471
Gain (loss) on foreign currency translation of foreign operations	(24,202)	39,458	—	323	15,579
Gain (loss) on hedges of net investment in foreign operations	(20,701)	(19,088)	—	5,039	(34,750)
Remeasurement gain (loss) related to defined benefit plan	55,235	(108,217)	—	28,720	(24,262)
Gain (loss) on valuation of cash flow hedge	(4,282)	(15,906)	(944)	326	(20,806)

Total	(639,206)	678,396	199,365	(219,629)	18,926

(*)
The increase(decrease) of financial asset valuation profit or loss at fair value through other comprehensive income and non-current assets held for sale are changes due to the period evaluation, and the reclassification adjustments amounting to 86 million Won and (50) million Won are due to disposal of equity securities and non-current assets held for sale, respectively during the period.

	For the year ended December 31, 2024
	Beginning balance	Increase (decrease) (*)	Reclassification adjustments	Income tax effect	Ending balance
Net gain (loss) on valuation of financial assets at FVTOCI	79,694	(12,498)	(22,704)	15,946	60,438
Net gain on credit risk fluctuation of financial liabilities designated to be measured at FVTPL	—	1,831	—	(483)	1,348
Changes in capital due to equity method	3,471	(6,965)	—	1,608	(1,886)
Gain (loss) on foreign currency translation of foreign operations	15,579	529,531	—	(21,330)	523,780
Gain (loss) on hedges of net investment in foreign operations	(34,750)	(156,015)	—	41,188	(149,577)
Remeasurement gain (loss) related to defined benefit plan	(24,262)	(84,590)	—	22,634	(86,218)
Gain (loss) on valuation of derivatives designated as cash flow hedges	(20,806)	7,299	(461)	(247)	(14,215)

Total	18,926	278,593	(23,165)	59,316	333,670

(*)
The increase(decrease) of financial asset valuation profit or loss at fair value through other comprehensive income are changes due to the period evaluation, and the reclassification adjustments amounting to 53,460 million Won and (10) million Won are due to disposal of equity securities at FVTOCI and equity method investments, respectively during the period.

	For the year ended December 31, 2025
	Beginning balance	Increase (decrease) (*)	Reclassification adjustments	Income tax effect	Non-controlling interest adjustments	Ending balance
Net gain (loss) on valuation of financial assets at FVTOCI	60,438	(1,671,023)	(108,699)	459,475	153,159	(1,106,650)
Net gain (loss) on credit risk fluctuation of financial liabilities designated to be measured at FVTPL	1,348	(74)	—	—	—	1,274
Changes in capital due to equity method	(1,886)	(3,534)	—	1,198	—	(4,222)
Gain (loss) on foreign currency translation of foreign operations	523,780	(122,129)	—	5,725	9,392	416,768
Gain (loss) on hedges of net investment in foreign operations	(149,577)	30,325	—	(8,006)	—	(127,258)
Remeasurement gain (loss) related to defined benefit plan	(86,218)	(15,458)	—	6,778	(2,093)	(96,991)
Gain (loss) on valuation of cash flow hedge	(14,215)	(320,171)	94,108	58,393	37,157	(144,728)
Net financial gain(loss) on insurance contract assets(liabilities)	—	2,395,876	—	(609,063)	(252,285)	1,534,528
Net financial gain(loss) on reinsurance contract assets(liabilities)	—	(20,157)	—	4,525	5,170	(10,462)

Total	333,670	273,655	(14,591)	(80,975)	(49,500)	462,259

(*)
The increase (decrease) of financial asset valuation profit or loss at fair value through other comprehensive income are changes due to the period evaluation, and the reclassification adjustments amounting to 1,319 million Won are due to disposal of equity securities at FVTOCI during the period.

(5)	Treasury stock
Changes in treasury stocks for the years ended December 31, 2023, 2024 and 2025 are as follows (Unit: Shares and Korean Won in millions):

	December 31, 2023
	Beginning balance	Acquisition	Disposal and others	Ending balance
Number of shares	343,991	13,552,312	(10,468,806)	3,427,497

Carrying amount	3,819	157,222	(121,693)	39,348

	December 31, 2024
	Beginning balance	Acquisition	Disposal and others	Ending balance
Number of shares	3,427,497	9,359,819	(9,705,040)	3,082,276

Carrying amount	39,348	136,712	(140,543)	35,517

	December 31, 2025
	Beginning balance	Acquisition	Disposal and others	Ending balance
Number of shares	3,082,276	8,515,377	(8,515,377)	3,082,276

Carrying amount	35,517	150,003	(150,003)	35,517